Summary of significant accounting policies (Details Narrative) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010	Jun. 30, 2010
Earnings per share [line items]
Shares Issued				20,000
Interest and fee income	8.70%	9.70%
PRC [Member]
Earnings per share [line items]
Interest and fee income	6.00%
Ordinary Shares [Member] | Top of Range [Member]
Earnings per share [line items]
Shares Issued			23,200,000